Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)(2)	Summary Compen-sation Table Total for PEO ($) (Stuart N. Bodden)	Compen-sation actually paid to PEO ($) (Stuart N. Bodden)	Summary Compen-sation Table Total for PEO ($) (Darron M. Anderson)	Compen-sation actually paid to PEO ($) (Darron M. Anderson)	Summary Compen-sation Table Total for PEO ($) (William Austin)	Compen-sation actually paid to PEO ($) (William Austin)	Average Summary Compen-sation Table for Non-PEO NEOs ($)	Average Compen-sation Actually Paid to Non-PEOs ($)	Total Shareholder Return ($)	Net Income ($) (in Millions)
2022	1,753,266	2,256,881	—	—	—	—	867,939	319,532	77.43	15.1
2021	1,761,507	3,054,070	382,407	382,407	306,362	496,545	611,048	1,351,489	72.22	8.6

Named Executive Officers, Footnote [Text Block]	he PEO(s) for each year are as follows:
2022: Stuart N. Bodden
2021: Stuart N. Bodden, Darron M. Anderson and William Austin
The Non-PEO(s) for each year are as follows:
2022: Melissa K. Cougle, J. Matt Hooker and J. Brandon Blossman.
2021: J. Matt Hooker and J. Brandon Blossman.

PEO Total Compensation Amount	$ 1,753,266
PEO Actually Paid Compensation Amount	$ 2,256,881
Adjustment To PEO Compensation, Footnote [Text Block]	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2022 and 2021 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022		2021
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Darron M. Anderson	William M. Austin	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,753,266	$867,939	$1,761,507	$382,407	$306,362	$611,048
Adjustments for Equity Awards
Deduction of grant date values in the Summary Compensation Table	(771,986)	(444,699)	(1,458,783)	—	(76,459)	(265,981)
Year-end fair value of unvested awards granted in the current year	1,102,766	332,209	2,751,346	—	100,030	567,672
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	5,384	(339)	—	—	166,612	33,982
Year-over-year difference of year- end fair values for unvested awards granted in prior years	167,451	15,641	—	—	—	404,768
Fair values at vest date for awards granted and vested in current year	—	92,344	—	—	—	—
Forfeitures during current year equal to prior year-end fair value	—	(543,563)	—	—	—	—
Total Adjustments for Equity Awards	503,615	(548,407)	1,292,563	—	190,183	740,441
Compensation Actually Paid (as calculated)	$2,256,881	$319,532	$3,054,070	$382,407	$496,545	$1,351,489

Non-PEO NEO Average Total Compensation Amount	$ 867,939	$ 611,048
Non-PEO NEO Average Compensation Actually Paid Amount	$ 319,532	1,351,489
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2022 and 2021 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022		2021
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Darron M. Anderson	William M. Austin	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,753,266	$867,939	$1,761,507	$382,407	$306,362	$611,048
Adjustments for Equity Awards
Deduction of grant date values in the Summary Compensation Table	(771,986)	(444,699)	(1,458,783)	—	(76,459)	(265,981)
Year-end fair value of unvested awards granted in the current year	1,102,766	332,209	2,751,346	—	100,030	567,672
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	5,384	(339)	—	—	166,612	33,982
Year-over-year difference of year- end fair values for unvested awards granted in prior years	167,451	15,641	—	—	—	404,768
Fair values at vest date for awards granted and vested in current year	—	92,344	—	—	—	—
Forfeitures during current year equal to prior year-end fair value	—	(543,563)	—	—	—	—
Total Adjustments for Equity Awards	503,615	(548,407)	1,292,563	—	190,183	740,441
Compensation Actually Paid (as calculated)	$2,256,881	$319,532	$3,054,070	$382,407	$496,545	$1,351,489

Compensation Actually Paid vs. Company Selected Measure [Text Block]	TSR amounts reported in the graph below assume an initial fixed investment of $100, and that all dividends were reinvested.
Total Shareholder Return Amount	$ 77.43	72.22
Net Income (Loss)	$ 15,100,000	8,600,000
PEO Name	Stuart N. Bodden
Stuart N. Bodden [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,761,507
PEO Actually Paid Compensation Amount		$ 3,054,070
PEO Name		Stuart N. Bodden
Darron M. Anderson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 382,407
PEO Actually Paid Compensation Amount		$ 382,407
PEO Name		Darron M. Anderson
William Austin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 306,362
PEO Actually Paid Compensation Amount		$ 496,545
PEO Name		William Austin
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 503,615
PEO [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(771,986)
PEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,102,766
PEO [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,384
PEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	167,451
PEO [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Stuart N. Bodden [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,292,563
PEO [Member] | Stuart N. Bodden [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,458,783)
PEO [Member] | Stuart N. Bodden [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,751,346
PEO [Member] | Stuart N. Bodden [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Stuart N. Bodden [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Stuart N. Bodden [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Stuart N. Bodden [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Darron M. Anderson [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Darron M. Anderson [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Darron M. Anderson [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Darron M. Anderson [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Darron M. Anderson [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Darron M. Anderson [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Darron M. Anderson [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | William Austin [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		190,183
PEO [Member] | William Austin [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,459)
PEO [Member] | William Austin [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		100,030
PEO [Member] | William Austin [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		166,612
PEO [Member] | William Austin [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | William Austin [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | William Austin [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(548,407)	740,441
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(444,699)	(265,981)
Non-PEO NEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	332,209	567,672
Non-PEO NEO [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(339)	33,982
Non-PEO NEO [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,641	404,768
Non-PEO NEO [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,344	0
Non-PEO NEO [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (543,563)	$ 0